Going Concern And Loss (Details) (USD $)	9 Months Ended	68 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Incurred a net loss		$ 955,199
Funding for operations during the next twelve months	389,000
Financing in November 2011 for total proceeds	$ 300,000